Investment in Joint Ventures (Tables) - Southland Holdings Llc [Member]	12 Months Ended
Dec. 31, 2021
Schedule of noncontrolled Joint ventures

	As of and for the year ended
	December 31, 2021
(Amounts in thousands)	Assets	Liabilities	Revenues	Income (loss)
FCBC	$2,574	$11,419	$6,380	$6,019
TZC	551,074	43,290	(9,337)	(56)
EHW	461	208	—	(5,706)

	As of and for the year ended
	December 31, 2020
(Amounts in thousands)	Assets	Liabilities	Revenues	Income (loss)
FCBC	$3,872	$18,792	$—	$1
TZC	570,780	62,996	6,536	(67)
EHW	794	(30)	—	—

American Bridge [Member]
Schedule of noncontrolled Joint ventures

	As of and for the year ended
	December 31, 2021
(Amounts in thousands)	Revenue	Income (loss)	Equity
FCBC	$1,787	$1,686	$(2,477)
TZC	(2,179)	(13)	104,259
EHW	—	(200)	89
Total	$(392)	$1,473	$101,871

	As of and for the year ended
	December 31, 2020
(Amounts in thousands)	Revenue	Income (loss)	Equity
FCBC	$—	$1	$(4,178)
TZC	1,525	(16)	100,263
EHW	—	—	288
Total	$1,525	$(15)	$96,373

Oscar Renda Contracting Of Canada Inc [Member]
Schedule of noncontrolled Joint ventures

	As of and for the year ended
	December 31, 2021
(Amounts in thousands)	Assets	Liabilities	Revenues	Income
RRSGP	$9,468	$5,999	$17,515	$3,502

ORCC has recognized the following as of and for the year ended December 31, 2021.

	As of and for the year ended
	December 31, 2021
(Amounts in thousands)	Revenue	Income	Equity
RRSGP	$8,762	$1,752	$1,739